Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - Loss Allowance - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	₺ 12,104	₺ 16,893
Provision for impairment recognized during the year	4,942	2,123
Inflation adjustment	(13,657)	(6,912)
Closing balance	3,389	12,104
Other assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	1,090,853	1,725,936
Provision for impairment recognized during the year	1,194,467	1,006,101
Amounts collected	(291,843)	(383,034)
Receivables written off during the year as uncollectible	(952,307)	(654,365)
Assets held for sale	(89,251)
Effect of changes in exchange rates	72,226	40,674
Inflation adjustment	(418,920)	(644,459)
Closing balance	605,225	1,090,853
Other assets from financial services
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	148,159	249,272
Provision for impairment recognized during the year	161,574	169,873
Amounts collected	(83,591)	(113,112)
Receivables transferred with receivables transfer contract	(6,755)	(60,942)
Inflation adjustment	(72,435)	(96,932)
Closing balance	₺ 146,952	₺ 148,159